Air traffic liability and Loyalty Program (Tables)	12 Months Ended
Dec. 31, 2023
Air traffic liability [Abstract]
Schedule of Air Traffic Liability

	December 31,
Description	2023	2022

Air traffic liability and loyalty program	5,782,121	4,660,271
Breakage	(576,245)	(520,246)
	5,205,876	4,140,025

Average use term(a)	56 days	48 days